PROFIT (LOSS) BEFORE TAXATION	12 Months Ended
Dec. 31, 2021
Disclosure of loss before taxation [Abstract]
PROFIT (LOSS) BEFORE TAXATION
35	PROFIT (LOSS) BEFORE TAXATION

Profit (loss) before taxation has been arrived at after charging:

	2021	2020	2019
	US$’000	US$’000	US$’000

Depreciation of ships, drydocking and plant and equipment (Note 13)	25,866	22,003	10,735
Depreciation of other property, plant and equipment *	51	39	43
Amortisation of intangible assets *	165	146	25
Total depreciation and amortisation – owned assets	26,082	22,188	10,803

Depreciation of ships and ship equipment – right-of-use assets	34,898	24,674	25,004
Depreciation of property – right-of-use assets *	938	946	450
Total depreciation and amortisation – right-of-use assets	35,836	25,620	25,454

Total depreciation and amortisation	61,918	47,808	36,257

Cost of inventories recognised as expense (included in voyage expenses)	57,633	47,135	51,191
Expense recognised in respect of equity-settled share-based payments	3,336	1,831	3,129
Employee benefits expenses (including directors’ remuneration and share based payments)	27,206	14,534	17,162
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	1,096	1,019	1,089

*	Included in administrative expense